Income Tax And Social Contribution - Summary of Major Components of Income Tax Expense (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Current income tax	R$ (41,510)	R$ (11,462)	R$ (23,738)
Current social contribution	(15,260)	(31,204)	(8,621)
Total	(56,770)	(42,666)	(32,359)
Deferred income tax	5,546	(206)	(3,033)
Deferred social contribution	1,997	(574)	(1,091)
Total	R$ 7,543	R$ (780)	R$ (4,124)